MSRM 2021-1 ABS 15G

Exhibit 99.2 - Schedule 3

Client Name:
Client Project Name:	MSRM 2021-1
Start - End Dates:
Deal Loan Count:	5

ATR QM Upload

Loans in Report:	5
Loan Number	Seller Loan Number	Original Principal Balance	State	Loan Level ATR/QM Status	Borrowers Qualified Through a Non-Resident Alien Program	Occupancy	Property Type	Number of Units	Loan Type	Exempt Loan Product Type	Exempt Loan Housing Agency	Community Housing Development	Credit Under Economic Stabilization Act Of 2008	Refinance Of Non-Standard Mortgage	Higher Priced Covered Transaction	State Prepay Exceptions	Loan Purpose	Loan Term Exceeds 30 Years	Interest Only Feature	Negative Amortization	Balloon Payment	Prepay Penalty Flag	Prepayment Penalty Type	Prohibited Prepayment Penalty	Exceeds Points And Fees	Exceeds DTI Limit	Lien Position	APR	QM Calculated DTI Adherence	QM Lenders DTI Adherence	QM Fee Adherence - Total Charges %	QM Fee Adherence - Lenders Fee %	Fannie Mae Eligible	Freddie Mac Eligible	VA Guaranty Eligible	FHA Insured Eligible	USDA Guarantee Eligible	Rural Housing Service Insured Eligible	QM - Expected Income Or Assets For DTI	QM - Current Employment Status For DTI	QM - Monthly Payment On Subject Loan For DTI	QM - Monthly Payment On Additional Loan For DTI	QM - Monthly Payment Mortgage Related Obligations	QM - Current Debt Obligations Alimony and Child Support for DTI	QM - Monthly DTI Ratio Or Residual Income	ATR - Guidelines Provided to Document Approach	ATR - Current And Expected Income And Assets	ATR - Current Employment Status	ATR - Mortgage Payment Obligation	ATR - Mortgage Payment on Simultaneous Transaction	ATR - Payment For Mortgage Related Obligations	ATR - Debt Obligations Including Alimony and Child Support	ATR - Monthly DTI Ratio or Residual Income	ATR - Consumer Credit History	ATR Lenders - DTI (Back)	ATR Calculated DTI (Back)	QM Lender Value DTI (Back)	QM Calculated DTI (Back)	Initial DTI (Back)	DTI Qualifying (Back)	Residual Income Analysis in File	Residual Income Guidelines	Did Loan Meet Guidelines	Residual Income Amount	Short Sale	Short Sale Date	Deed In Lieu	Deed In Lieu Date	QRM Flag	Borrower 2 Guarantor Flag	Borrower 3 Guarantor Flag	Borrower 4 Guarantor Flag	Borrower 1 Income Doc Type Summary	Borrower 2 Income Doc Type Summary	Borrower 3 Income Doc Type Summary	Borrower 4 Income Doc Type Summary
5054391	XXXXX	XXXXX	XXXXX	QM: Safe Harbor	(No Data)	Primary	SFR	XXXXX	Conventional	No	No	No	No	(No Data)	No	No	Purchase	No	No	No	No	No	(No Data)	(No Data)	No	No	1	XXXXXX	Yes	Yes	XXXXXX	XXXXXX	(No Data)	(No Data)	No	No	No	No	Yes	Yes	Yes	(No Data)	Yes	Yes	Yes	(No Data)	(No Data)	(No Data)	(No Data)	Not Applicable	(No Data)	(No Data)	(No Data)	(No Data)	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	No	No	(No Data)	XXXXX	No	(No Data)	No	(No Data)	Yes	(No Data)	(No Data)	(No Data)	IRS Transcripts – W2(s) - xxx months; Paystub - xxx months; W2 - xxx months; Written VOE - xxx months;	IRS Transcripts – W2(s) - xxx months; Paystub - xxx months; W2 - xxx months; Written VOE - xxx months;	(No Data)	(No Data)
5054194	XXXXX	XXXXX	XXXXX	QM: Safe Harbor	(No Data)	Primary	Detached PUD	XXXXX	Conventional	No	No	No	No	(No Data)	No	No	Purchase	No	No	No	No	No	(No Data)	(No Data)	No	No	1	XXXXXX	Yes	Yes	XXXXXX	XXXXXX	(No Data)	(No Data)	No	No	No	No	Yes	Yes	Yes	(No Data)	Yes	Yes	Yes	(No Data)	(No Data)	(No Data)	(No Data)	Not Applicable	(No Data)	(No Data)	(No Data)	(No Data)	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	No	No	(No Data)	XXXXX	No	(No Data)	No	(No Data)	Yes	(No Data)	(No Data)	(No Data)	Paystub - xxx months; Personal Tax Return - xxx months; W2 - xxx months; Written VOE - xxx months;	Paystub - xxx months; Personal Tax Return - xxx months; W2 - xxx months; Written VOE - xxx months;	(No Data)	(No Data)
5054208	XXXXX	XXXXX	XXXXX	QM: Safe Harbor	(No Data)	Primary	SFR	XXXXX	Conventional	No	No	No	No	(No Data)	No	No	Purchase	No	No	No	No	No	(No Data)	(No Data)	No	No	1	XXXXXX	Yes	Yes	XXXXXX	XXXXXX	(No Data)	(No Data)	No	No	No	No	Yes	Yes	Yes	(No Data)	Yes	Yes	Yes	(No Data)	(No Data)	(No Data)	(No Data)	Not Applicable	(No Data)	(No Data)	(No Data)	(No Data)	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	No	No	(No Data)	XXXXX	No	(No Data)	No	(No Data)	Yes	(No Data)	(No Data)	(No Data)	Paystub - xxx months; W2 - xxx months;	Paystub - xxx months; W2 - xxx months; Written VOE - xxx months;	(No Data)	(No Data)
5054392	XXXXX	XXXXX	XXXXX	QM: Safe Harbor	(No Data)	Primary	SFR	XXXXX	Conventional	No	No	No	No	(No Data)	No	No	Purchase	No	No	No	No	No	(No Data)	(No Data)	No	No	1	XXXXXX	Yes	Yes	XXXXXX	XXXXXX	(No Data)	(No Data)	No	No	No	No	Yes	Yes	Yes	(No Data)	Yes	Yes	Yes	(No Data)	(No Data)	(No Data)	(No Data)	Not Applicable	(No Data)	(No Data)	(No Data)	(No Data)	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	No	No	(No Data)	XXXXX	No	(No Data)	No	(No Data)	Yes	(No Data)	(No Data)	(No Data)	Paystub - xxx months; Personal Tax Return - xxx months; W2 - xxx months;	(No Data)	(No Data)	(No Data)
5068638	XXXXX	XXXXX	XXXXX	QM: Safe Harbor	(No Data)	Primary	SFR	XXXXX	Conventional	No	No	No	No	(No Data)	No	No	Purchase	No	No	No	No	No	(No Data)	(No Data)	No	No	1	XXXXXX	Yes	Yes	XXXXXX	XXXXXX	No	No	No	No	No	No	Yes	Yes	Yes	(No Data)	Yes	Yes	Yes	(No Data)	(No Data)	(No Data)	(No Data)	Not Applicable	(No Data)	(No Data)	(No Data)	(No Data)	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	No	No	(No Data)	XXXXX	No	(No Data)	No	(No Data)	Yes	(No Data)	(No Data)	(No Data)	Paystub - xxx months; W2 - xxx months; Written VOE - xxx months;	(No Data)	(No Data)	(No Data)

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